UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-09471

        Nuveen Maryland Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            05/31

Date of reporting period:          02/28/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Maryland Dividend Advantage Municipal Fund (NFM)
February 28, 2005

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Consumer Staples - 2.6% (1.7% of Total Investments)

$1,615	Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series	5/12 at 100.00	BBB	$ 1,598,656
	2002, 5.375%, 5/15/33

	Education and Civic Organizations - 15.5% (10.5% of Total Investments)

	Frederick County, Maryland, Educational Facilities Revenue Bonds, Mount St. Mary's College, Series
	2001A:
465	5.700%, 9/01/20	3/10 at 101.00	BBB	492,272
500	5.750%, 9/01/25	3/10 at 101.00	BBB	525,200

645	Hartford County, Maryland, Economic Development Revenue Bonds, Battelle Memorial Institute, Series	4/14 at 100.00	A+	675,986
	2004, 5.250%, 4/01/34

1,800	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Sheppard Pratt University	7/11 at 101.00	A	1,943,910
	Village, Series 2001, 6.000%, 7/01/33 - ACA Insured

1,000	Maryland Economic Development Corporation, Utility Infrastructure Revenue Bonds, University of	7/11 at 100.00	AAA	1,075,760
	Maryland - College Park Project, Series 2001, 5.000%, 7/01/19 - AMBAC Insured

1,500	Maryland Health and Higher Educational Facilities Authority, Educational Facilities Leasehold	7/08 at 102.00	BBB-	1,559,115
	Mortgage Revenue Bonds, McLean School, Series 2001, 6.000%, 7/01/31

625	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute	6/11 at 100.00	Baa1	654,719
	College of Art, Series 2001, 5.500%, 6/01/32

500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Goucher College, Series	7/14 at 100.00	A-	514,780
	2004, 5.125%, 7/01/34

	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities
	Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System, Series 1999:
215	5.375%, 2/01/19	2/09 at 101.00	BBB	224,602
410	5.375%, 2/01/29	2/09 at 101.00	BBB	423,661

	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2003A:
1,000	5.000%, 4/01/15	4/13 at 100.00	AA	1,089,430
500	5.000%, 4/01/19	4/13 at 100.00	AA	537,405

	Healthcare - 24.5% (16.5% of Total Investments)

2,225	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Kaiser Permanente	6/09 at 101.00	A	2,380,127
	System, Series 1998A, 5.375%, 7/01/15

1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Calvert Memorial	7/08 at 102.00	A2	1,017,040
	Hospital, Series 1998, 5.000%, 7/01/28

1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Anne Arundel Medical	7/08 at 101.00	AAA	1,053,140
	Center, Series 1998, 5.125%, 7/01/28 - FSA Insured

570	Maryland Health and Higher Educational Facilities Authority, Revenue Refunding Bonds, Union	7/08 at 101.00	A3	584,740
	Hospital of Cecil County, Series 1998, 5.100%, 7/01/22

1,250	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins Hospital,	5/11 at 100.00	AA-	1,297,875
	Series 2001, 5.000%, 5/15/21

1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Center,	7/11 at 100.00	A-	1,031,340
	Series 2001, 5.625%, 7/01/31

650	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Greater Baltimore	7/11 at 100.00	A+	660,224
	Medical Center, Series 2001, 5.000%, 7/01/34

2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland	7/11 at 100.00	A	2,067,900
	Medical System, Series 2001, 5.250%, 7/01/28

1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll County General	7/12 at 100.00	Baa1	1,067,070
	Hospital, Series 2002, 6.000%, 7/01/26

500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Frederick Memorial	7/12 at 100.00	Baa1	512,535
	Hospital, Series 2002, 5.125%, 7/01/35

1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Kennedy Krieger	7/13 at 100.00	Baa2	1,025,800
	Institute, Series 2003, 5.500%, 7/01/33

700	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Medstar Health, Series	8/14 at 100.00	Baa1	722,463
	2004, 5.375%, 8/15/24

585	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health	7/14 at 100.00	A	602,293
	System, Series 2004A, 5.125%, 7/01/34

650	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Civista Medical Center,	7/14 at 100.00	AA	663,091
	Series 2005, 5.000%, 7/01/37 - RAAI Insured

	Prince George's County, Maryland, Revenue Refunding and Project Bonds, Dimensions Health
	Corporation, Series 1994:
40	5.375%, 7/01/14	7/05 at 101.00	B3	35,745
700	5.300%, 7/01/24	7/05 at 101.00	B3	578,725

	Housing/Multifamily - 14.9% (10.1% of Total Investments)

750	Baltimore County, Maryland, GNMA Collateralized Revenue Refunding Bonds, Cross Creek Apartments	10/08 at 102.00	AAA	764,610
	Project, Series 1998A, 5.250%, 10/20/33

2,000	Maryland Community Development Administration, Housing Revenue Bonds, Series 1998A, 5.625%,	7/08 at 101.00	Aa2	2,054,660
	1/01/40 (Alternative Minimum Tax)

520	Maryland Community Development Administration, Multifamily Housing Insured Mortgage Loans, Series	5/11 at 100.00	Aa2	531,887
	2001B, 5.350%, 5/15/32 (Alternative Minimum Tax)

1,000	Maryland Community Development Administration, Multifamily Housing Revenue Bonds, Princess Anne	12/11 at 100.00	Aaa	1,032,030
	Apartments, Series 2001D, 5.450%, 12/15/33 (Alternative Minimum Tax)

750	Montgomery County Housing Opportunities Commission, Maryland, FNMA/FHA-Insured Multifamily Housing	7/08 at 101.00	Aaa	764,445
	Development Bonds, Series 1998A, 5.250%, 7/01/29 (Alternative Minimum Tax)

2,000	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing Development	7/10 at 100.00	Aaa	2,100,900
	Bonds, Series 2000B, 6.200%, 7/01/30 (Alternative Minimum Tax)

2,000	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing Development	7/11 at 100.00	Aaa	2,068,660
	Bonds, Series 2001A, 5.600%, 7/01/42 (Alternative Minimum Tax)

	Housing/Single Family - 7.8% (5.3% of Total Investments)

195	Maryland Community Development Administration, Residential Revenue Bonds, Series 1999E, 5.700%,	9/09 at 100.00	Aa2	204,354
	9/01/17

730	Maryland Community Development Administration, Residential Revenue Bonds, Series 2000G, 5.950%,	9/09 at 100.00	Aa2	759,142
	9/01/29 (Alternative Minimum Tax)

1,120	Maryland Community Development Administration, Residential Revenue Bonds, Series 2000H, 5.800%,	9/10 at 100.00	Aa2	1,133,227
	9/01/32 (Alternative Minimum Tax)

415	Maryland Community Development Administration, Single Family Program Bonds, First Series 2001,	10/10 at 100.00	Aa2	422,756
	5.000%, 4/01/17

595	Maryland Community Development Administration, Residential Revenue Bonds, Series 2001B, 5.450%,	9/10 at 100.00	Aa2	607,203
	9/01/32 (Alternative Minimum Tax)

1,000	Maryland Community Development Administration, Residential Revenue Bonds, Series 2001F, 5.600%,	3/11 at 100.00	Aa2	1,035,890
	9/01/28 (Alternative Minimum Tax)

690	Prince George's County Housing Authority, Maryland, FHLMC/FNMA/GNMA Collateralized Single Family	8/07 at 102.00	AAA	713,191
	Mortgage Revenue Bonds, Series 1997A, 5.750%, 8/01/30 (Alternative Minimum Tax)

	Industrials - 1.6% (1.0% of Total Investments)

1,000	Northeast Maryland Waste Disposal Authority, Resource Recovery Revenue Bonds, Baltimore RESCO	1/09 at 101.00	BBB	1,021,180
	Retrofit Project, Series 1998, 4.750%, 1/01/12 (Alternative Minimum Tax)

	Long-Term Care - 1.3% (0.8% of Total Investments)

1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Collington Episcopal	4/11 at 101.00	N/R	816,680
	Life Care Community Inc., Series 2001A, 6.750%, 4/01/23

	Tax Obligation/General - 26.2% (17.7% of Total Investments)

	Anne Arundel County, Maryland, General Obligation Bonds, Various Purpose, Series 2001:
580	4.800%, 2/15/18	2/11 at 101.00	AA+	612,103
500	5.000%, 2/15/28	2/11 at 101.00	AA+	522,515

1,000	Anne Arundel County, Maryland, General Obligation Bonds, Series 2003, 5.000%, 3/01/13	No Opt. Call	AA+	1,107,060

3,500	Baltimore County, Maryland, Metropolitan District General Obligation Bonds, 67th Issue, 5.000%,	6/11 at 101.00	AAA	3,676,505
	6/01/27

1,000	Frederick County, Maryland, General Obligation Public Facilities Bonds, Series 2002, 5.000%,	11/12 at 101.00	AA	1,064,320
	11/01/22

1,360	Howard County, Maryland, Consolidated Public Improvement Bonds, Series 2001A, 4.750%, 2/15/21	2/09 at 101.00	AAA	1,396,856

1,000	Maryland National Capital Park and Planning Commission, Prince George's County, General Obligation	1/14 at 100.00	AA	1,089,300
	Bonds, Park Acquisition and Development, Series 2004EE-2, 5.000%, 1/15/17

1,000	Montgomery County, Maryland, General Obligation Refunding Bonds, Consolidated Public Improvement,	No Opt. Call	AAA	1,119,800
	Series 2002A, 5.250%, 11/01/11

700	Montgomery County, Maryland, General Obligation Bonds, Consolidated Public Improvement, Series	No Opt. Call	AAA	776,797
	2004A, 5.000%, 4/01/13

430	Northern Mariana Islands, General Obligation Bonds, Series 2000A, 6.000%, 6/01/20 - ACA Insured	6/10 at 100.00	A	458,728

740	Ocean City, Maryland, General Obligation Bonds, Series 2001, 4.875%, 3/01/19 - FGIC Insured	3/11 at 101.00	AAA	781,122

1,500	Prince George's County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series	12/11 at 101.00	AAA	1,654,260
	2001, 5.250%, 12/01/20 - FGIC Insured

1,000	Prince George's County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series	10/13 at 100.00	AA	1,080,070
	2003A, 5.000%, 10/01/17

900	Prince George's County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series	No Opt. Call	AA	994,428
	2004C, 5.000%, 12/01/11

	Tax Obligation/Limited - 24.9% (16.9% of Total Investments)

625	Annapolis, Maryland, Special Obligation Bonds, Park Place Project, Series 2005A, 5.350%, 7/01/34	1/15 at 101.00	N/R	622,750

745	Anne Arundel County, Maryland, Tax Increment Financing Revenue Bonds, Parole Town Center Project,	No Opt. Call	N/R	752,018
	Series 2002, 5.000%, 7/01/12

500	Baltimore Board of School Commissioners, Maryland, Revenue Bonds, City Public School System, Series	5/13 at 100.00	AA+	538,740
	2003A, 5.000%, 5/01/18

350	Hyattsville, Maryland, Special Obligation Bonds, University Town Center Project, Series 2004,	7/14 at 102.00	N/R	353,017
	5.750%, 7/01/34

1,500	Maryland Department of Transportation, County Transportation Revenue Bonds, Series 2002, 5.500%,	No Opt. Call	AA	1,731,300
	2/01/16

1,000	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Series 2004,	No Opt. Call	AA	1,106,390
	5.000%, 5/01/13

1,405	Maryland Economic Development Corporation, Lease Revenue Bonds, Department of Transportation	6/12 at 100.50	AA+	1,561,264
	Headquarters Building, Series 2002, 5.375%, 6/01/19

370	Maryland Economic Development Corporation, Lease Revenue Bonds, Montgomery County Town Square	9/12 at 100.00	AA+	405,960
	Parking Garage, Series 2002A, 5.000%, 9/15/13

740	Prince George's County, Maryland, Lease Revenue Bonds, Upper Marlboro Justice Center, Series 2003A,	6/13 at 100.00	AAA	808,724
	5.000%, 6/30/14 - MBIA Insured

700	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA, 5.500%,	No Opt. Call	AAA	820,834
	7/01/19 - MBIA Insured

1,290	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Notes, Series 1999A, 6.375%,	10/10 at 101.00	BBB	1,480,714
	10/01/19

	Washington Suburban Sanitary District, Montgomery and Prince George's Counties, Maryland, General
	Obligation Construction Bonds, Series 2001:
895	5.000%, 6/01/22	6/11 at 100.00	AAA	947,062
935	5.000%, 6/01/23	6/11 at 100.00	AAA	985,415
985	5.000%, 6/01/24	6/11 at 100.00	AAA	1,034,713
1,035	5.000%, 6/01/25	6/11 at 100.00	AAA	1,095,910

1,290	Washington Suburban Sanitary District, Montgomery and Prince George's Counties, Maryland, Water	6/11 at 100.00	AAA	1,342,658
	Supply Bonds, Series 2001, 4.750%, 6/01/20

	Transportation - 3.3% (2.3% of Total Investments)

650	Maryland Health and Higher Educational Facilities Authority, Parking Facilities Revenue Bonds,	7/11 at 100.00	AAA	674,434
	Johns Hopkins Hospital, Series 2001, 5.000%, 7/01/27 - AMBAC Insured

	Maryland Health and Higher Educational Facilities Authority, Parking Facilities Revenue Bonds, John
	Hopkins Medical Institution, Series 2004B:
150	5.000%, 7/01/13 - AMBAC Insured	No Opt. Call	AAA	165,066
135	5.000%, 7/01/14 - AMBAC Insured	No Opt. Call	AAA	148,805

1,000	District of Columbia Metropolitan Area Transit Authority, Gross Revenue Bonds, Series 2003,	No Opt. Call	AAA	1,101,700
	5.000%, 1/01/12 - MBIA Insured

	U.S. Guaranteed *** - 20.8% (14.1% of Total Investments)

500	Anne Arundel County, Maryland, Special Obligation Bonds, Arundel Mills Project, Series 1999,	7/09 at 102.00	AAA	593,820
	7.100%, 7/01/29 (Pre-refunded to 7/01/09)

1,500	Baltimore County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2002,	8/12 at 100.00	AAA	1,657,110
	5.000%, 8/01/18 (Pre-refunded to 8/01/12)

1,015	Baltimore, Maryland, Revenue Refunding Bonds, Water Projects, Series 1998A, 5.000%, 7/01/28 - FGIC	7/08 at 101.00	AAA	1,084,903
	Insured

2,115	Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000,	7/10 at 100.00	AAA	2,268,486
	5.750%, 7/01/20 (Pre-refunded to 7/01/10)

1,220	Howard County, Maryland, Consolidated Public Improvement Bonds, Series 2001A, 4.750%, 2/15/20	2/09 at 101.00	AAA	1,316,246
	(Pre-refunded to 2/15/09)

500	Howard County, Maryland, Consolidated Public Improvement Refunding Bonds, Series 2003A, 5.000%,	8/12 at 100.00	AAA	552,515
	8/15/15 (Pre-refunded to 8/15/12)

950	Maryland Transportation Authority, Revenue Refunding Bonds, Transportation Facilities Projects,	No Opt. Call	AAA	1,118,625
	First Series 1978, 6.800%, 7/01/16

	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A:
2,300	5.500%, 10/01/32	10/10 at 101.00	AAA	2,535,244
1,700	5.500%, 10/01/40	10/10 at 101.00	AAA	1,873,876

	Utilities - 4.5% (3.1% of Total Investments)

1,000	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995,	9/05 at 102.00	N/R	1,021,930
	7.400%, 9/01/19 (Alternative Minimum Tax)

1,800	Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series 1995Z, 5.250%, 7/01/21	7/05 at 100.00	A-	1,812,492

$87,520	Total Long-Term Investments (cost $88,924,904) - 147.9%			92,493,004

	Other Assets Less Liabilities - 3.3%			2,049,163

	Preferred Shares, at Liquidation Value - (51.2)%			(32,000,000)

	Net Assets Applicable to Common Shares - 100%			$62,542,167

Forward Swap Contracts outstanding at Feburary 28, 2005:
			Swap	Unrealized
	Notional	Effective	Termination	Appreciation
	Amount	Date(2)	Date	(Depreciation)

Agreement with Goldman Sachs dated December 6, 2004, to
pay semi-annually the notional amount multiplied by 5.324%
(annualized) and receive quarterly the notional amount multiplied by the three-month USD-LIBOR (United States Dollar-London Inter-
Bank Offered Rates).	$100,000	7/11/05	7/11/25	$(1,993)

Agreement with JPMorgan dated January 11, 2005, to pay
semi-annually the notional amount multiplied by 5.235% (annualized)
and receive quarterly the notional amount multiplied by the three-month
USD-LIBOR (United States Dollar-London Inter-Bank Offered Rates).	850,000	8/17/05	8/17/25	(6,042)

				$(8,035)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares
	unless otherwise noted.
(2)	Effective date represents the date on which both the Fund and counterparty commence interest payment
	accruals on each forward swap contract.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There
	may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency
	securities which ensures the timely payment of principal and interest.
N/R	Investment is not rated.

	Income Tax Information

	The following information is presented on an income tax basis. Differences between amounts for financial
	statement and federal income tax purposes are primarily due to timing differences in recognizing income on
	taxable market discount securities and timing differences in recognizing certain gains and losses on
	security transactions.

	At February 28, 2005, the cost of investments was $88,906,696.

	Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2005,
	were as follows:

	Gross unrealized:
	Appreciation	$3,832,831
	Depreciation	(246,523)

	Net unrealized appreciation of investments	$3,586,308

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Maryland Dividend Advantage Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         04/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         04/29/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         04/29/05

* Print the name and title of each signing officer under his or her signature.